Financial Instruments - Summary of Consolidated Net Monetary Assets (Liabilities) by Currency (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Monetary assets	$ 3,802	$ 3,129
Monetary liabilities	15,859	15,090
Net monetary assets (liabilities)	(12,057)	(11,961)
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(7,033)	(7,564)
Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(924)	(1,071)
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,223)	(1,815)
British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(613)	(760)
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,264)	(751)
Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,627	960
Monetary liabilities	2,184	1,951
Net monetary assets (liabilities)	(557)	(991)
Mexico [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(157)	8
Mexico [member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(400)	(999)
Mexico [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
United States [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	651	650
Monetary liabilities	2,679	2,559
Net monetary assets (liabilities)	(2,028)	(1,909)
United States [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(2,030)	(1,909)
United States [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	2
SCA&C [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	274	204
Monetary liabilities	730	519
Net monetary assets (liabilities)	(456)	(315)
SCA&C [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(61)	(42)
SCA&C [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	0	0
SCA&C [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(395)	(273)
Asia, Middle East and Africa [member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	1,491	1,315
Monetary liabilities	3,087	2,887
Net monetary assets (liabilities)	(1,596)	(1,572)
Asia, Middle East and Africa [member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(5)	12
Asia, Middle East and Africa [member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(660)	(632)
Asia, Middle East and Africa [member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(710)	(931)
Asia, Middle East and Africa [member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(221)	(21)
Other Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Monetary assets	(241)	0
Monetary liabilities	7,179	7,174
Net monetary assets (liabilities)	(7,420)	(7,174)
Other Operations [Member] | US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(4,780)	(5,633)
Other Operations [Member] | Mexican peso [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(524)	(72)
Other Operations [Member] | Euro [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	(1,563)	(1,183)
Other Operations [Member] | British Pound Sterling [member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	97	171
Other Operations [Member] | Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Net monetary assets (liabilities)	$ (650)	$ (457)